Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income / (loss)	$ (16,201)	$ 58,397	$ (9,771)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	124,280	102,852	82,623
Amortisation of fair value of above market time charters (Note 8)	336	0	0
Amortisation of fair value of below market time charters (Note 8)	(2,349)	(1,820)	0
Amortization of debt issuance costs (Note 9)	5,590	3,253	2,660
Loss on debt extinguishment (Note 9)	3,526	2,383	1,257
Impairment loss (Note 5)	3,411	17,784	0
Loss / (gain) on sale of vessels (Note 5)	5,493	0	(2,598)
Provision for doubtful debts	1,607	722	0
Share-based compensation (Note 13)	7,943	8,072	9,267
Non-cash effects of derivative financial instruments	0	(1,230)	(1,821)
Fair value hedge adjustment (Note 20)	0	(1,609)	0
Change in fair value of forward freight derivatives and bunker swaps (Note 20)	246	1,339	(36)
Other non-cash charges	28	108	144
Amortization of deferred gain	0	0	(52)
Gain on hull and machinery claims (Note 11)	(2,264)	(309)	(456)
Equity in income of investee	(54)	(45)	(93)
(Increase)/Decrease in:
Trade accounts receivable	(20,383)	(22,266)	(5,949)
Inventories	(23,717)	(8,091)	(4,811)
Prepaid expenses and other receivables	(14,940)	(7,545)	(43)
Due from related parties	732	(1,091)	745
Due from managers	(615)	(284)	1,430
Other non-current assets	(357)	(1,972)	0
Increase/(Decrease) in:
Accounts payable	3,627	10,288	4,709
Due to related parties	2,368	1,420	(127)
Accrued liabilities	11,675	3,827	(863)
Due to managers	2,024	2,337	1,420
Deferred revenue	(3,481)	2,489	5,169
Net cash provided by / (used in) Operating Activities	88,525	169,009	82,804
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other fixed assets	(347,140)	(328,634)	(143,684)
Cash proceeds from vessel sales (Note 5)	56,632	0	15,153
Hull and machinery insurance proceeds	10,671	3,307	1,430
Net cash provided by / (used in) Investing Activities	(279,837)	(325,327)	(127,101)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	768,282	987,980	160,780
Loan and lease prepayments and repayments	(623,892)	(875,037)	(86,262)
Financing and debt extinguishment fees paid	(15,366)	(13,818)	(2,910)
Dividends paid	(4,804)	0	0
Proceeds from issuance of common stock	0	0	51,454
Offering expenses paid related to the issuance of common stock	0	(532)	(1,027)
Repurchase of common shares	(20,523)	(3,145)	0
Refund of financing premia	0	1,247	0
Net cash provided by / (used in) Financing Activities	103,697	96,695	122,035
Net increase/(decrease) in cash and cash equivalents and restricted cash	(87,615)	(59,623)	77,738
Cash and cash equivalents and restricted cash at beginning of period	213,877	273,500	195,762
Cash and cash equivalents and restricted cash at end of period	126,262	213,877	273,500
Cash paid during the year for:
Interest	82,172	65,158	50,227
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	57,580	373,565	0
Vessel upgrades	27,848	0	0
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	117,819	204,921	257,911
Restricted cash, current (Note 9)	7,422	6,435	7,169
Restricted cash, non-current (Note 9)	1,021	2,521	8,420
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 126,262	$ 213,877	$ 273,500